Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Other assets	$ 16,521	$ 23,921	$ 2,366
Prepaid Expenses
Other Assets [Abstract]
Other assets	3,777	3,546	1,538
Prepaid Compensation
Other Assets [Abstract]
Other assets	2,988
Prepaid Offering Cost
Other Assets [Abstract]
Other assets	2,940
Accounts Receivable
Other Assets [Abstract]
Other assets	2,538	439	79
Loan Servicing Assets at Fair Value
Other Assets [Abstract]
Other assets	1,520	534
Debt Issuance Costs, Net
Other Assets [Abstract]
Other assets	993
Receivable from Investors
Other Assets [Abstract]
Other assets	740	18,116
Deposits
Other Assets [Abstract]
Other assets	354	193	696
Tenant Improvement Receivable
Other Assets [Abstract]
Other assets		504
Other
Other Assets [Abstract]
Other assets	$ 671	$ 589	$ 53